Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories
Raw materials	$ 24,794	$ 26,784
Finished goods	21,647	23,474
Total	$ 46,441	$ 50,258